Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans past due	$ 1,873	$ 2,990
Current loans	592,983	591,808
Loans receivable	594,856	594,798
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans past due	1,082	1,690
Current loans	109,616	105,315
Loans receivable	110,698	107,005
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	336,130	334,117
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Current loans	195,564	175,177
Loans receivable	195,564	175,177
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Current loans	140,566	158,940
Loans receivable	140,566	158,940
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans past due	770	1,086
Current loans	71,762	72,681
Loans receivable	72,532	73,767
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans past due	21	214
Current loans	75,475	79,695
Loans receivable	75,496	79,909
Loans 90 days or more past due and still accruing
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	1,092	1,495
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	680	727
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	391	734
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	21	34
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	425	411
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	325	294
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	100	117
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	356	1,084
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	77	669
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans past due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans past due	279	235
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans past due	$ 0	$ 180